Related Party Transactions - Summary of Controlled Entity of Related Party Transactions (Detail) - Related parties [member] - EBA Holding S.A. [member]	12 Months Ended
Dec. 31, 2021
Disclosure of related party transactions [line items]
Percentage of Voting Rights	54.09%
Principal Line of Business	Financial and InvestmentOperations
Place of Business	Autonomous City of Buenos Aires – Argentina
Equity Investment	19.07%